Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents	$ 42,437	$ 25,394
Accounts receivable, net	245,421	224,050
Inventories, net	347,307	332,311
Current deferred income tax benefits	74,821	77,716
Other current assets	45,380	40,930
Total Current Assets	755,366	700,401
Property, plant and equipment, net	1,799,241	1,753,241
Goodwill	616,621	616,204
Other intangibles, net	48,591	50,433
Other noncurrent assets	40,007	40,647
Total Assets	3,259,826	3,160,926
Current Liabilities:
Bank overdraft	2,556
Accounts payable	103,600	83,537
Accrued salaries, benefits and payroll taxes	18,114	19,461
Pension and postretirement benefits	2,026	6,851
Accrued insurance and other taxes	29,103	28,682
Current maturities of long-term debt and short-term facilities	12,403	5,676
Other current liabilities	42,747	29,128
Total Current Liabilities	210,549	173,335
Long-term debt	1,018,518	1,042,183
Pension, postretirement and postemployment benefits	78,489	183,122
Noncurrent deferred income taxes	279,999	225,592
Other noncurrent liabilities	97,352	86,395
Total Liabilities	1,684,907	1,710,627
Equity:
Common stock ($0.01 par value; 100,000,000 shares authorized; 46,261,000 and 46,002,000 shares outstanding at December 31, 2013 and 2012, respectively)	461	459
Preferred stock ($0.01 par value; 10,000,000 shares authorized; no shares outstanding)
Additional paid-in capital	432,792	414,657
Accumulated other comprehensive loss	(44,114)	(106,169)
Retained earnings	1,148,738	1,101,598
Total Shareholders' Equity	1,537,877	1,410,545
Noncontrolling interests	37,042	39,754
Total Equity	1,574,919	1,450,299
Total Liabilities and Equity	$ 3,259,826	$ 3,160,926